Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value	[1]	$ 24.2	$ 14.9
Catastrophe Bonds, Fair Value Disclosure		1.0	1.6
Derivative assets		17.0	31.7
Fair Market Value		4,978.3	4,231.1
Fair Market Value		1,488.7	1,964.4
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		111.7	117.1
Privately-held Investments, at fair value		286.8
Total		6,701.7	6,410.7
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		17.0	31.7
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(45.9)	(9.3)
Recurring | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(3.6)	(16.5)
Recurring | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4.4
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4,692.2	4,122.6
Recurring | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		261.9	93.6
Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,199.9	1,485.7
Catastrophe Bonds, Fair Value Disclosure		1.0	1.6
Recurring | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1.0
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		267.2	209.3
Recurring | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		24.2
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		0.0
Total		2,207.8	1,748.4
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0.0	0.0
Recurring | Level 1 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,675.7	1,403.0
Recurring | Level 1 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		260.2	86.7
Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		270.9	258.5
Catastrophe Bonds, Fair Value Disclosure		0.0	0.0
Recurring | Level 1 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1.0
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Recurring | Level 1 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		0.0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		0.0
Total		3,919.3	3,979.6
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		17.0	31.7
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(45.9)	(9.3)
Recurring | Level 2 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0.0	0.0
Recurring | Level 2 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		4.4
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		3,016.5	2,719.6
Recurring | Level 2 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1.7	6.9
Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		929.0	1,227.2
Catastrophe Bonds, Fair Value Disclosure		1.0	1.6
Recurring | Level 2 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Recurring | Level 2 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		0.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, at fair value		286.8
Total		307.4	473.4
Change in unrealized investment gains (losses)		1.3	(15.7)
Fair Market Value		311.0	489.9
Recurring | Level 3 | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at beginning of year		(3.6)	(16.5)	$ (31.7)
Liability purchases		0.0	0.0
Liability transfers		0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3		0.0	0.0
Liability sales		0.0	0.0
Liability, increase (decrease) in fv included in net income		12.9	15.2
Change in unrealized gains or losses		12.9	15.2
Recurring | Level 3 | Loss Portfolio Transfer | Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities at beginning of year		(3.6)	(16.5)	(31.7)
Liability purchases		0.0	0.0
Liability transfers		0.0	0.0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3		0.0	0.0
Liability sales		0.0	0.0
Liability, increase (decrease) in fv included in net income		12.9	15.2
Change in unrealized gains or losses		12.9	15.2
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value		(3.6)	(16.5)
Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		71.4	113.7
Transfers in/(out)		0.0	5.3
Transfers out of Level 3		0.0	12.1
Settlements and sales		(239.7)	(137.2)
Increase (decrease) in fair value included in net income		(10.6)	(12.8)
Fair Market Value			489.9	533.0
Recurring | Level 3 | Fixed income securities | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Recurring | Level 3 | Short-term investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Catastrophe Bonds, Fair Value Disclosure		0.0	0.0
Recurring | Level 3 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Recurring | Level 3 | Commercial mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0.0	(17.9)
Fair Market Value		79.7	274.9
Recurring | Level 3 | Commercial mortgage loans | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		0.5	40.6
Transfers in/(out)		0.0	0.0
Transfers out of Level 3		0.0	0.0
Settlements and sales		(184.4)	(61.5)
Increase (decrease) in fair value included in net income		(11.3)	(16.3)
Fair Market Value			274.9	312.1
Recurring | Level 3 | Middle market loans and other private debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0.0	0.5
Fair Market Value		61.0	84.8
Recurring | Level 3 | Middle market loans and other private debt | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		0.4	18.3
Transfers in/(out)		0.0	0.0
Transfers out of Level 3		0.0	0.0
Settlements and sales		(35.5)	(41.9)
Increase (decrease) in fair value included in net income		0.4	1.5
Fair Market Value			84.8	106.9
Recurring | Level 3 | Global corporate securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0.0	(0.2)
Fair Market Value		18.5	14.4
Recurring | Level 3 | Global corporate securities | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		4.4	0.0
Transfers in/(out)		0.0	0.0
Transfers out of Level 3		0.0	0.0
Settlements and sales		(0.3)	(0.4)
Increase (decrease) in fair value included in net income		0.0	(0.2)
Fair Market Value			14.4	15.0
Recurring | Level 3 | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)			0.0
Fair Market Value			0.0
Recurring | Level 3 | Equity Securities | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances			0.0
Transfers in/(out)			0.0
Transfers out of Level 3			(6.6)
Settlements and sales			0.0
Increase (decrease) in fair value included in net income			0.0
Fair Market Value				6.6
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		0.0	0.0
Fair Market Value		0.0	18.0
Recurring | Level 3 | Short-term investments | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		0.0	18.2
Transfers in/(out)		0.0	0.0
Transfers out of Level 3		0.0	0.0
Settlements and sales		(7.1)	(25.8)
Increase (decrease) in fair value included in net income		0.0	0.0
Fair Market Value			18.0	25.6
Recurring | Level 3 | Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in unrealized investment gains (losses)		1.1	1.7
Fair Market Value		127.6	82.9
Recurring | Level 3 | Asset-backed | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Purchases and issuances		56.1	21.9
Transfers in/(out)		0.0	5.3
Transfers out of Level 3		0.0	(5.5)
Settlements and sales		(12.4)	(7.6)
Increase (decrease) in fair value included in net income		1.0	2.0
Fair Market Value			82.9	66.8
Recurring | Level 3 | Privately-held investments — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value		24.2
U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		1,480.6	1,202.6
Fair Market Value		261.3	245.5
U.S. government | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,480.6	1,202.6
U.S. government | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		261.3	245.5
U.S. government | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,480.6	1,202.6
U.S. government | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		261.3	245.5
U.S. government | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
U.S. government | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
U.S. government | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
U.S. government | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
U.S. agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		7.2	7.2
U.S. agency | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		7.2	7.2
U.S. agency | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
U.S. agency | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		7.2	7.2
U.S. agency | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Municipal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		82.3	128.1
Fair Market Value		1.6	3.1
Municipal | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		82.3	128.1
Municipal | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1.6	3.1
Municipal | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Municipal | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Municipal | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		82.3	128.1
Municipal | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1.6	3.1
Municipal | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Municipal | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		1,986.4	1,959.3
Fair Market Value		151.1	171.5
Corporate | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,986.4	1,959.3
Corporate | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		151.1	171.5
Corporate | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Corporate | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Corporate | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		1,986.4	1,959.3
Corporate | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		151.1	171.5
Corporate | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Corporate | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Non-U.S. government-backed corporate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		131.3	100.7
Fair Market Value		2.8	8.3
Non-U.S. government-backed corporate | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		131.3	100.7
Non-U.S. government-backed corporate | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2.8	8.3
Non-U.S. government-backed corporate | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		131.3	100.7
Non-U.S. government-backed corporate | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		2.8	8.3
Non-U.S. government-backed corporate | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Non-U.S. government
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		246.8	273.8
Fair Market Value		24.4	34.8
Non-U.S. government | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		246.8	273.8
Non-U.S. government | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		24.4	34.8
Non-U.S. government | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		195.1	200.4
Non-U.S. government | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		9.6	13.0
Non-U.S. government | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		51.7	73.4
Non-U.S. government | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		14.8	21.8
Non-U.S. government | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Non-U.S. government | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Asset-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		234.5
Fair Market Value		625.2	908.2
Asset-backed | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		234.5
Asset-backed | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		625.2	908.2
Asset-backed | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Asset-backed | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Asset-backed | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		234.5
Asset-backed | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		625.2	908.2
Asset-backed | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Asset-backed | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		4.4	5.8
Non-agency commercial mortgage-backed securities | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			5.8
Non-agency commercial mortgage-backed securities | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0.0
Non-agency commercial mortgage-backed securities | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			5.8
Non-agency commercial mortgage-backed securities | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0.0
Agency residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		518.7	445.1
Agency residential mortgage-backed securities | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		518.7
Agency residential mortgage-backed securities | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Agency residential mortgage-backed securities | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		518.7
Agency residential mortgage-backed securities | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Agency mortgage-backed
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		31.1	22.2
Agency mortgage-backed | Recurring | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			445.1
Agency mortgage-backed | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		31.1	22.2
Agency mortgage-backed | Recurring | Level 1 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0.0
Agency mortgage-backed | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Agency mortgage-backed | Recurring | Level 2 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			445.1
Agency mortgage-backed | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		31.1	22.2
Agency mortgage-backed | Recurring | Level 3 | Fixed income securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0.0
Agency mortgage-backed | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
High yield loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		102.4	92.1
High yield loans | Recurring | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		102.4	92.1
High yield loans | Recurring | Level 1 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
High yield loans | Recurring | Level 2 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		102.4	92.1
High yield loans | Recurring | Level 3 | Fixed income securities, trading
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0	0.0
Fixed income securities, trading | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			14.9
Privately-held Investments, at fair value			475.0
Fixed income securities, trading | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			0.0
Privately-held Investments, at fair value			0.0
Fixed income securities, trading | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			0.0
Privately-held Investments, at fair value			0.0
Fixed income securities, trading | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Privately-held Investments, available for sale, at fair value			14.9
Privately-held Investments, at fair value			475.0
Short-term investments trading at fair value | Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			2.1
Short-term investments trading at fair value | Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0.2
Short-term investments trading at fair value | Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			1.9
Short-term investments trading at fair value | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value			0.0
Asset backed securities, privately-held afs | Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value		24.2	14.9
Change in unrealized investment gains (losses)		0.2	0.2
Asset backed securities, privately-held afs | Recurring | Level 3 | Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Market Value			14.9	$ 0.0
Purchases and issuances		10.0	14.7
Transfers in/(out)		0.0	0.0
Transfers out of Level 3		0.0	0.0
Settlements and sales		0.0	0.0
Increase (decrease) in fair value included in net income		$ (0.7)	$ 0.2

[1]	Privately-held investments, trading at fair value include related party investments totaling $73.6 million (2023 — $112.4 million). Privately-held investments, available for sale include related party investments totaling $Nil (2023 — $14.9 million).